Revenue (Details) - Schedule of Revenue from Contracts with Customers	12 Months Ended
	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 MYR (RM)	Jun. 30, 2022 MYR (RM)
Revenue from contracts with customers
Project management fees	RM 25,470,000		RM 33,485,000	RM 6,850,000
Sale of goods	32,716,647		208,647,250	417,451,408
Rendering of information technology system				18,722,595
Total	58,186,647	$ 12,322,458	242,132,250	443,024,003
Timing of revenue recognition
Transferred at a point in time	RM 58,186,647		RM 242,132,250	RM 443,024,003